S-K 1602(c) Dilution	Jun. 30, 2026 USD ($) $ / shares shares
Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.52
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.48
Net Tangible Book Value	$ (46,311)
Net Tangible Book Value, Adjusted	$ 110,321,489
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	16,912,500
Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.53
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.47
Net Tangible Book Value	$ (46,311)
Net Tangible Book Value, Adjusted	$ 126,824,939
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	19,417,500
Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.62
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.38
Net Tangible Book Value	$ (46,311)
Net Tangible Book Value, Adjusted	$ 73,946,489
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	13,162,500
Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.63
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.37
Net Tangible Book Value	$ (46,311)
Net Tangible Book Value, Adjusted	$ 84,993,689
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,105,000
Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.99
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6
Net Tangible Book Value	$ (46,311)
Net Tangible Book Value, Adjusted	$ 37,571,489
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	9,412,500
Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.01
Net Tangible Book Value	$ (46,311)
Net Tangible Book Value, Adjusted	$ 43,162,439
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	10,792,500
Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.21
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.79
Net Tangible Book Value	$ (46,311)
Net Tangible Book Value, Adjusted	$ 1,196,489
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	5,662,500
Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.21
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.79
Net Tangible Book Value	$ (46,311)
Net Tangible Book Value, Adjusted	$ 1,331,189
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	6,480,000
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.53
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.54
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.64
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.63
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.01
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.22
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.22
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 152,825,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	175,550,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	152,825,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	175,550,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	152,825,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	175,550,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	152,825,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	175,550,000
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	52,500
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	52,500
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	52,500
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	52,500
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	52,500
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	52,500
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	52,500
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	52,500
Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(134,700)
Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(134,700)
Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(134,700)
Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(134,700)
Less Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Deferred Underwriting Commission [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,500,000)
Less Deferred Underwriting Commission [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(5,175,000)
Less Deferred Underwriting Commission [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,000,000)
Less Deferred Underwriting Commission [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,450,000)
Less Deferred Underwriting Commission [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,500,000)
Less Deferred Underwriting Commission [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,725,000)
Less Deferred Underwriting Commission [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Deferred Underwriting Commission [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(37,875,000)
Less Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(43,556,250)
Less Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(75,750,000)
Less Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(87,112,500)
Less Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(151,500,000)
Less Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(174,225,000)
Less Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(113,625,000)
Less Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (130,668,750)
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Private Placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	662,500
Private Placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	730,000
Private Placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	662,500
Private Placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	730,000
Private Placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	662,500
Private Placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	730,000
Private Placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	662,500
Private Placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	730,000
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(3,750,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(4,312,500)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(7,500,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(8,625,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(11,250,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(12,937,500)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(15,000,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(17,250,000)